PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	$ 30,836	$ 33,024	$ 34,297
Changes in provisions
Increase in existing provisions	8,592	3,257	1,196
Increase through business combinations			815
Used provisions	(5,349)	(2,832)	(1,988)
Increase (decrease) in foreign currency exchange	(4,505)	(2,240)	(1,942)
Other Increases (Decreases)	312	(373)	646
Total Changes	(950)	(2,188)	(1,273)
Closing balance	29,886	30,836	33,024
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	7,354	9,524	10,797
Changes in provisions
Increase in existing provisions	8,592	3,257	1,196
Increase through business combinations			815
Used provisions	(5,349)	(2,832)	(1,988)
Increase (decrease) in foreign currency exchange	(4,505)	(2,240)	(1,942)
Other Increases (Decreases)	312	(355)	646
Total Changes	(950)	(2,170)	(1,273)
Closing balance	6,404	7,354	9,524
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	23,482	23,500	23,500
Changes in provisions
Increase in existing provisions	0	0
Used provisions	0	0
Increase (decrease) in foreign currency exchange	0	0
Other Increases (Decreases)	0	(18)
Total Changes	0	(18)
Closing balance	$ 23,482	$ 23,482	$ 23,500